DEAN WITTER INTERMEDIATE INCOME SECURITIES  TWO WORLD TRADE CENTER, NEW YORK,
                                            NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997

DEAR SHAREHOLDER:

Interest rates have been volatile over the past twelve months. A brief bond market rally in the early autumn of 1996, which was produced by a slowing third-quarter economy, came to a halt in October. At that time, firming labor markets, increases in consumer spending and revived growth in manufacturing foreshadowed two consecutive quarters of GDP growth that approached 5 percent.

However, as calendar year 1996 came to a close, the continued absence of inflation, as evidenced by controlled labor costs and declining wholesale prices, supported the theory that a strong economy and low inflation were compatible, making higher interest rates unnecessary. This hypothesis gave rise to the perception of a "Goldilocks" economy, which was neither too hot nor too cold but just right, paving the way for another market rally.

By February, Federal Reserve Board Chairman Alan Greenspan, not yet willing to embrace this new paradigm in the face of reports of continued economic vigor, began to prepare market participants for the prospect of higher interest rates. At the end of March, the Fed raised the federal-funds rate by 25 basis points to
5.5 percent, adding to expectations of even higher rates in the coming months.

Yields peaked in mid-April with evidence of renewed weakness in areas that had previously been strong, including retail sales and industrial production. These signs that the economy was slowing were widely interpreted as a reprieve from inflationary concerns, and attitudes toward bond markets turned positive once again, pushing Treasury yields lower. But in August, robust economic news, including second-quarter GDP growth of 3.4 percent along with a low unemployment rate of 4.8 percent, again overshadowed the benign inflation picture and rates once more shifted direction. Five-year and ten-year Treasuries, after reaching respective highs of 6.86 percent and 6.99 percent in April, and lows of 5.90 percent and 6.00 percent in July, ended the period yielding 6.22 percent and
6.34 percent, lower by 50 and 60 basis points, respectively, from their levels one year earlier.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

PERFORMANCE AND PORTFOLIO

For the fiscal year ended August 31, 1997, Dean Witter Intermediate Income Fund's Class B shares returned 7.93 percent versus 9.21 percent for the Lipper Intermediate Investment Grade Debt Funds Index. During the same period, intermediate-term (one- to ten-year maturity) government and corporate bonds, as measured by the Lehman Brothers Intermediate Government/Corporate Bond Index, returned 8.44 percent. Intermediate-term (5- to 10-year maturity) corporate bonds, as measured by Lehman Brothers Intermediate Investment Grade Debt Index, returned 10.91 percent, and intermediate-term government bonds, as measured by the Lehman Brothers
Intermediate Government Bond Index,
returned 8.05 percent. The accompanying
chart illustrates the performance of
the Fund versus the Lehman Brothers
Intermediate Investment Grade Debt
Index, the Lehman Brothers Intermediate
Government/Corporate Bond Index and the
Lipper Intermediate Investment Grade
Debt Index.

The Fund's return during the fiscal
year reflected the decline in interest
rates experienced over the period. The
Fund's corporate bond holdings,
especially those rated below A, by
Standard & Poor's and Moody's, aided
its performance, as credit perceptions
improved with the economy. At fiscal
year-end, 41 percent of the Fund's
noncash invested assets were rated less
than A while the portfolio's average
credit rating was A3. To enhance
income, we increased corporate
allocations from 76 percent to 86
percent of noncash investments, with
most of the shift occurring during the
first six months of the Fund's fiscal
year. We increased the Fund's
commitment to utilities, industrials
and Yankee bonds (dollar-denominated
bonds issued in the United States by
foreign entities) while decreasing the
Fund's allocation to finance through
sales and maturities.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 - Class B
       ($ in Thousands)            Fund     Lehman(4)   Lehman(5)   Lipper(6)
           5/3/1989              $10,000     $10,000     $10,000     $10,000
          8/31/1989              $10,257     $10,375     $10,327     $10,294
8/31/1990                          $10,587     $11,047     $11,161    $10,848
8/31/1991                          $11,728     $12,621     $12,589    $12,158
8/31/1992                          $13,204     $14,686     $14,241    $13,832
8/31/1993                          $14,318     $16,076     $15,556    $15,322
8/31/1994                          $14,103     $16,382     $16,505    $15,046
8/31/1995                          $15,310     $18,552     $16,973    $16,581
8/31/1996                          $15,705     $19,244     $17,726    $17,227
8/31/1997                       $16,950(3)     $21,345     $19,222    $18,814
Average Annual Total Return
(Fund)
1 Year                            7.93%(1)    2.93%(2)
5 Years                           5.12%(1)    4.81%(2)
Life of Fund                      6.54%(1)    6.54%(2)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See the Fund's prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on August 31, 1997.
(4) The Lehman Brothers Intermediate Investment Grade Debt Index measures the performance of 5-to-10 year investment-grade corporate debt securities. The Index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers Intermediate Government/Corporate Bond Index tracks the performance of government and corporate debt obligations, including US government agency and US Treasury securities and corporate and yankee bonds, with maturities of one to ten years. The Index is unmanaged and should not be considered and investment.
(6) The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
LETTER TO THE SHAREHOLDERS AUGUST 31, 1997, CONTINUED

Redemptions throughout the period necessitated selling securities as interest rates fell and rose. Unfortunately, new cash, which would have allowed us to take advantage of the higher interest rate environment, was not always available, so once again the Fund was unable to participate in interim rallies. The Fund's net assets declined by more than $39 million, despite an increase in its net asset value per share of $0.20. During the most recent rally in interest rates we allowed the Fund's cash position to decline to about 2 percent of investable assets from nearly 5 percent last year. This shift increased the Fund's overall duration (and thus its sensitivity to changes in interest rates) to 4.05 years on August 29, 1997, up from 3.91 on August 31, 1996.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

LOOKING AHEAD

Economic strength is once again overshadowing the current inflation picture. While inflation still appears dormant, a reduction in the federal-funds rate by the Federal Reserve Board is highly unlikely. How much longer economic growth of better than 3.5 percent in conjunction with an unemployment rate of 4.8 percent can continue before inflation is ignited is unknown. What is known is that the Federal Reserve Board has clearly expressed its intention to raise rates in the face of inflationary threats. Demand for workers continues, despite declines in marginal productivity. The anticipated decline in exports arising from the stronger dollar has yet to surface. Should overseas economies, principally those of western Europe, show signs of growth, even greater demand could bid up prices and eventually translate into higher inflation in the United States. However, potentially deflationary effects could arise from cheaper Southeast Asian goods as sizable currency devaluations make their products more competitive with those of the United States. We will continue to monitor events, both domestic and international, for signs of inflationary or deflationary pressures.

We appreciate your ongoing support of Dean Witter Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER INTERMEDIATE INCOME SECURITIES
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Dean Witter Intermediate Income Securities was held for the purpose of voting on four separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                                                                                        NO. OF SHARES
-------------------------------------------------------------------------------------------------------  -------------------
For....................................................................................................           10,884,145
Against................................................................................................              160,845
Abstain................................................................................................            1,186,270

2) ELECTION OF TRUSTEES:

Michael Bozic
For...............    11,347,656
Withheld..........       883,604
Charles A. Fiumefreddo
For...............    11,373,167
Withheld..........       858,093
Edwin J. Garn
For...............    11,356,513
Withheld..........       874,747
John R. Haire
For...............    11,357,271
Withheld..........       873,989
Wayne E. Hedien
For...............    11,346,322
Withheld..........       884,938
Dr. Manuel H. Johnson
For...............    11,350,927
Withheld..........       880,333
Michael E. Nugent
For...............    11,363,138
Withheld..........       868,122
Philip J. Purcell
For...............    11,374,222
Withheld..........       857,038
John L. Schroeder
For...............    11,363,651
Withheld..........       867,609

3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        10,034,056
Against...........................................................................................................           820,437
Abstain...........................................................................................................         1,376,767

4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        11,084,649
Against...........................................................................................................            97,023
Abstain...........................................................................................................         1,049,588

DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997

PRINCIPAL
AMOUNT IN                                                                                     COUPON  MATURITY
THOUSANDS                                                                                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (83.3%)
             AUTOMOBILE - RENTALS (1.8%)
$   3,250    Hertz Corp.....................................................................  6.00%    01/15/03   $   3,138,687
                                                                                                                  -------------
             AUTOMOTIVE - FINANCE (4.2%)
    2,000    Ford Motor Credit Co...........................................................  6.50     02/28/02       1,990,760
    4,975    General Motors Acceptance Corp.................................................  8.40     10/15/99       5,177,383
                                                                                                                  -------------
                                                                                                                      7,168,143
                                                                                                                  -------------
             BANK HOLDING COMPANIES (2.8%)
    4,975    Star Bank N.A..................................................................  6.375    03/01/04       4,846,894
                                                                                                                  -------------
             BANKS (10.5%)
    4,000    Bank One Corp..................................................................  7.60     05/01/07       4,160,440
    3,000    Banque Nationale De Paris (France).............................................  7.20     01/15/07       3,005,880
    5,045    Shawmut Bank Connecticut, N.A..................................................  8.625    02/15/05       5,529,320
    5,000    Societe Generale...............................................................  7.40     06/01/06       5,092,700
                                                                                                                  -------------
                                                                                                                     17,788,340
                                                                                                                  -------------
             BANKS - INTERNATIONAL (1.2%)
    2,000    Industrial Finance Corp. (Thailand) - 144A*....................................  7.00     08/04/07       1,972,700
                                                                                                                  -------------
             BANKS - THRIFT INSTITUTIONS (2.9%)
    4,900    Long Island Savings Bank.......................................................  7.00     06/13/02       4,928,714
                                                                                                                  -------------
             BROKERAGE (4.7%)
    3,000    Lehman Brothers Inc............................................................  6.125    02/01/01       2,950,950
    5,000    Salomon, Inc...................................................................  7.00     05/15/99       5,050,850
                                                                                                                  -------------
                                                                                                                      8,001,800
                                                                                                                  -------------
             CABLE & TELECOMMUNICATIONS (3.5%)
    4,000    News American Holdings, Inc....................................................  7.50     03/01/00       4,084,680
    2,000    Tele-Communications, Inc.......................................................  6.875    02/15/06       1,919,140
                                                                                                                  -------------
                                                                                                                      6,003,820
                                                                                                                  -------------
             CHEMICALS (1.2%)
    2,000    Millennium America, Inc........................................................  7.00     11/15/06       1,970,620
                                                                                                                  -------------
             CHEMICALS - SPECIALTY (1.2%)
    2,000    W. R. Grace & Co...............................................................  7.40     02/01/00       2,045,400
                                                                                                                  -------------
             COMPUTERS (1.1%)
    1,900    Oracle Corp....................................................................  6.91     02/15/07       1,889,645
                                                                                                                  -------------
             ELECTRONICS -
             SEMICONDUCTORS/COMPONENTS (1.9%)
    3,000    Applied Materials Inc..........................................................  8.00     09/01/04       3,179,040
                                                                                                                  -------------
             FINANCIAL (4.2%)
    2,000    Ikon Capital Inc...............................................................  6.73     06/15/01       2,009,320
    5,037    Nac Re Corp. ..................................................................  8.00     06/15/99       5,177,331
                                                                                                                  -------------
                                                                                                                      7,186,651
                                                                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                     COUPON  MATURITY
THOUSANDS                                                                                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
             FOREIGN GOVERNMENT (3.0%)
$   5,250    Israel (State of)..............................................................  6.375%   12/15/05   $   5,025,563
                                                                                                                  -------------
             FUNERAL SERVICES (1.7%)
    3,000    Stewart Enterprises............................................................  6.70     12/01/03       2,956,290
                                                                                                                  -------------
             HEALTHCARE (2.9%)
    4,975    Columbia/HCA Healthcare Corp...................................................  6.87     09/15/03       4,884,455
                                                                                                                  -------------
             LEISURE (1.8%)
    2,900    Royal Caribbean Cruises, Ltd. (Liberia)........................................  8.25     04/01/05       3,071,520
                                                                                                                  -------------
             OIL INTEGRATED - INTERNATIONAL (3.0%)
    5,000    Societe Nationale Elf Aquitaine (France).......................................  7.75     05/01/99       5,124,050
                                                                                                                  -------------
             PAPER & FOREST PRODUCTS (4.7%)
    3,000    Donohue Forest Products (Canada)...............................................  7.625    05/15/07       3,079,200
    4,900    Noranda Forest, Inc. (Canada)..................................................  6.875    11/15/05       4,824,785
                                                                                                                  -------------
                                                                                                                      7,903,985
                                                                                                                  -------------
             PHOTOGRAPHY/IMAGING (2.4%)
    4,000    Polaroid Corp..................................................................  8.00     03/15/99       4,101,320
                                                                                                                  -------------
             RETAIL STORES (1.8%)
    3,000    TJX Companies, Inc.............................................................  6.625    06/15/00       3,008,250
                                                                                                                  -------------
             STEEL & IRON (3.4%)
    6,000    Pohang Iron & Steel Co. (South Korea)..........................................  7.125    11/01/06       5,787,120
                                                                                                                  -------------
             TEXTILES (1.7%)
    2,975    Burlington Industries, Inc.....................................................  7.25     09/15/05       2,953,699
                                                                                                                  -------------
             TRANSPORTATION (3.0%)
    5,000    Norfolk Southern Corp..........................................................  6.70     05/01/00       5,039,950
                                                                                                                  -------------
             UTILITIES - ELECTRIC (12.7%)
    2,000    Arizona Public Service Co......................................................  7.625    06/15/99       2,045,980
    2,000    Commonwealth Edison Co.........................................................  7.50     01/01/01       2,015,400
    4,700    Connecticut Light & Power Co...................................................  7.875    06/01/01       4,741,642
    5,000    DR Investments (England) - 144A*...............................................  7.45     05/15/07       5,113,650
    1,500    Niagara Mohawk Power Corp......................................................  8.00     06/01/04       1,534,125
    3,000    System Energy Resources, Inc...................................................  7.71     08/01/01       3,083,160
    3,000    Western Resources, Inc.........................................................  6.875    08/01/04       2,972,100
                                                                                                                  -------------
                                                                                                                     21,506,057
                                                                                                                  -------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $141,069,863)....................................................................     141,482,713
                                                                                                                  -------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.3%)
    1,700    Federal Home Loan Banks........................................................  7.05     03/24/04       1,690,293
    1,000    Federal Home Loan Mortgage Corp................................................  6.07     11/20/98       1,000,240
      136    Federal Home Loan Mortgage Corp................................................  8.50     12/01/01         138,357
       99    Federal Home Loan Mortgage Corp................................................  8.50     01/01/02         100,375
      299    Federal Home Loan Mortgage Corp................................................  8.50     07/01/02         303,290

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                     COUPON  MATURITY
THOUSANDS                                                                                     RATE      DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
$     150    Federal Home Loan Mortgage Corp................................................  9.00%    08/01/02   $     153,747
    3,230    Federal National Mortgage Assoc................................................  5.30     03/11/98       3,225,284
       41    Federal National Mortgage Assoc................................................  8.50     12/01/01          42,204
    2,000    Federal National Mortgage Assoc................................................  7.55     06/10/04       2,024,180
    2,000    Federal National Mortgage Assoc................................................  7.73     08/26/04       2,036,580
    2,520    Private Export Funding Corp....................................................  6.86     04/30/04       2,550,164
    1,000    U.S. Treasury Note.............................................................  6.125    03/31/98       1,003,080
    1,425    U.S. Treasury Note.............................................................  7.75     11/30/99       1,475,787
    1,700    U.S. Treasury Note.............................................................  5.875    02/15/00       1,693,285
    5,000    U.S. Treasury Note.............................................................  6.875    05/15/06       5,153,400
                                                                                                                  -------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (IDENTIFIED COST $22,232,549).....................................................................      22,590,266
                                                                                                                  -------------

             SHORT-TERM INVESTMENT (1.9%)
             REPURCHASE AGREEMENT
    3,163    The Bank of New York (dated 08/29/97; proceeds $3,165,341) (a)
             (IDENTIFIED COST $3,163,496)...................................................  5.25     09/02/97       3,163,496
                                                                                                                  -------------

TOTAL INVESTMENTS
(IDENTIFIED COST $166,465,908) (B)........................................................    98.5%                 167,236,475

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................     1.5                    2,496,070
                                                                                            -------               -------------

NET ASSETS................................................................................   100.0%               $ 169,732,545
                                                                                            -------               -------------
                                                                                            -------               -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
(a) Collateralized by $3,863,343 Federal National Mortgage Assoc. 6.114% due 05/01/22 valued at $3,226,766.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,776,246 and the aggregate gross unrealized depreciation is $1,005,679, resulting in net unrealized appreciation of $770,567.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

ASSETS:
Investments in securities, at value (identified cost $166,465,908)............................  $167,236,475
Receivable for:
    Interest..................................................................................     3,191,411
    Shares of beneficial interest sold........................................................     1,890,398
    Principal paydowns........................................................................        21,657
Prepaid expenses and other assets.............................................................        37,219
                                                                                                ------------
     TOTAL ASSETS.............................................................................   172,377,160
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     2,292,281
    Plan of distribution fee..................................................................       121,084
    Investment management fee.................................................................        87,953
    Dividends and distributions to shareholders...............................................        39,006
Accrued expenses and other payables...........................................................       104,291
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,644,615
                                                                                                ------------
     NET ASSETS...............................................................................  $169,732,545
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $180,124,413
Net unrealized appreciation...................................................................       770,567
Accumulated undistributed net investment income...............................................        52,362
Accumulated net realized loss.................................................................   (11,214,797)
                                                                                                ------------
     NET ASSETS...............................................................................  $169,732,545
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $1,854,754
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       193,352
     NET ASSET VALUE PER SHARE................................................................        $ 9.59
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET
       VALUE).................................................................................        $10.02
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $162,958,969
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    16,985,340
     NET ASSET VALUE PER SHARE................................................................        $ 9.59
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................       $38,430
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,999
     NET ASSET VALUE PER SHARE................................................................        $ 9.61
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................    $4,880,392
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       508,841
     NET ASSET VALUE PER SHARE................................................................        $ 9.59
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997*

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $13,337,718
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class B shares)......................................................    1,578,380
Investment management fee......................................................................    1,116,809
Transfer agent fees and expenses...............................................................      159,748
Registration fees..............................................................................       63,901
Professional fees..............................................................................       58,016
Shareholder reports and notices................................................................       47,777
Custodian fees.................................................................................       17,464
Trustees' fees and expenses....................................................................       14,160
Other..........................................................................................        8,926
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    3,065,181
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   10,272,537
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss..............................................................................   (2,567,762)
Net change in unrealized depreciation..........................................................    6,828,218
                                                                                                 -----------

     NET GAIN..................................................................................    4,260,456
                                                                                                 -----------

NET INCREASE...................................................................................  $14,532,993
                                                                                                 -----------
                                                                                                 -----------

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                ENDED             ENDED
                                                                           AUGUST 31, 1997*  AUGUST 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................................  $     10,272,537  $    12,684,563
Net realized loss........................................................        (2,567,762)        (788,498)
Net change in unrealized depreciation....................................         6,828,218       (6,023,150)
                                                                           ----------------  ---------------

     NET INCREASE........................................................        14,532,993        5,872,915
                                                                           ----------------  ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares...........................................................               (58)       --
Class B shares...........................................................       (10,229,881)     (12,688,795)
Class C shares...........................................................               (83)       --
Class D shares...........................................................           (25,048)       --
                                                                           ----------------  ---------------

     TOTAL DIVIDENDS.....................................................       (10,255,070)     (12,688,795)
                                                                           ----------------  ---------------
Net decrease from transactions in shares of beneficial interest..........       (43,456,259)     (17,024,823)
                                                                           ----------------  ---------------

     NET DECREASE........................................................       (39,178,336)     (23,840,703)

NET ASSETS:
Beginning of period......................................................       208,910,881      232,751,584
                                                                           ----------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $52,362 AND
    $34,895, RESPECTIVELY)...............................................  $    169,732,545  $   208,910,881
                                                                           ----------------  ---------------
                                                                           ----------------  ---------------

---------------------
* Class A, Class C, and Class D Shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Intermediate Income Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% of the portion of the daily net assets not exceeding $500 million; 0.50% of the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C - 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $5,734,753 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $285,035, and received $300 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1997, aggregated $170,907,463 and $188,266,523, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $50,361,139 and $66,518,238, respectively.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At August 31, 1997, the Fund had an accrued pension liability of $48,811 which is included in accrued expenses in the Statement of Assets and Liabilities. Aggregate pension costs for the year ended August 31, 1997 included in Director's fees and expenses in the Statement of Operations amounted to $3,294.

5. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         AUGUST 31, 1997               AUGUST 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      193,347   $    1,854,318       --             --
Reinvestment of dividends........................................            5               54       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      193,352        1,854,372       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................    8,499,296       80,974,547     5,122,000   $ 49,165,458
Reinvestment of dividends........................................      587,192        5,604,585       725,423      6,970,644
Redeemed.........................................................  (13,839,797)    (131,962,423)   (7,617,219)   (73,160,925)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (4,753,309)     (45,383,291)   (1,769,796)   (17,024,823)
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................        3,993           38,561       --             --
Reinvestment of dividends........................................            6               56       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................        3,999           38,617       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................       10,611          102,479       --             --
Reinvestment of dividends........................................        2,476           23,704       --             --
Redeemed.........................................................       (9,547)         (92,140)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................        3,540           34,043       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (4,552,418)  $  (43,456,259)   (1,769,796)  $(17,024,823)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------


---------------------
 + On July 28, 1997, 505,301 shares representing $4,891,310 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through August 31, 1997.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

At August 31, 1997, the Fund had a net capital loss carryover of approximately $9,320,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

     AMOUNTS IN THOUSANDS
-------------------------------
  2003       2004       2005
---------  ---------  ---------
$   6,656  $     313  $   2,351
---------  ---------  ---------
---------  ---------  ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,877,000 during fiscal 1997.

As of August 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR
                                                                                                                   THE
                                                                                                                   PERIOD
                                                                                                                   MAY
                                                                                                                    3,
                                                                                                                   1989*
                                                                                                                   THROUGH
                                                   FOR THE YEAR ENDED AUGUST 31                                    AUGUST
                  ----------------------------------------------------------------------------------------------   31,
                   1997**++      1996        1995        1994        1993        1992        1991        1990      1989
-----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $     9.39  $     9.69  $     9.51  $    10.26  $    10.05  $     9.59  $     9.42  $     9.98   $10.00
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

Net investment
 income..........       0.53        0.55        0.59        0.58        0.62        0.70        0.79        0.86   0.28

Net realized and
 unrealized gain
 (loss)..........       0.20       (0.30)       0.19       (0.73)       0.20        0.46        0.17       (0.55)  (0.02)
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

Total from
 investment
 operations......       0.73        0.25        0.78       (0.15)       0.82        1.16        0.96        0.31   0.26
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.53)      (0.55)      (0.59)      (0.56)      (0.61)      (0.70)      (0.79)      (0.86)  (0.28)
   Net realized
   gain..........     --          --           (0.01)      (0.04)     --          --          --           (0.01)  --
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

Total dividends
 and
 distributions...      (0.53)      (0.55)      (0.60)      (0.60)      (0.61)      (0.70)      (0.79)      (0.87)  (0.28)
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

Net asset value,
 end of period... $     9.59  $     9.39  $     9.69  $     9.51  $    10.26  $    10.05  $     9.59  $     9.42   $9.98
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----

TOTAL INVESTMENT
RETURN+..........       7.93%       2.58%       8.56%      (1.50)%       8.43%      12.58%      10.78%       3.22% 2.57%(1)

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.65%       1.62%       1.63%       1.63%       1.62%       1.69%       1.69%       1.75%  1.42%(2)(3)

Net investment
 income..........       5.52%       5.69%       6.23%       5.80%       6.12%       7.11%       8.49%       8.78%  8.18%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands.......   $162,959    $208,911    $232,752    $245,750    $254,431    $187,285    $115,204    $114,086   $69,946

Portfolio
 turnover rate...         98%        115%        114%        122%        132%         93%        150%        135%  30%(1)

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all the expenses that were assumed or waived by the Investment Manager, the above expense and net investment income ratios would have been 2.15% and 7.44%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                  THROUGH
                                                                 AUGUST 31,
                                                                   1997++
------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $  9.68
                                                                   ------
Net investment income.......................................         0.06
Net realized and unrealized loss............................        (0.10)
                                                                   ------
Total from investment operations............................        (0.04)
                                                                   ------
Less dividends from net investment income...................        (0.05)
                                                                   ------
Net asset value, end of period..............................      $  9.59
                                                                   ------
                                                                   ------
TOTAL INVESTMENT RETURN+....................................        (0.46)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.18%(2)
Net investment income.......................................         6.10%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,855
Portfolio turnover rate.....................................           98%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $  9.68
                                                                   ------
Net investment income.......................................         0.04
Net realized and unrealized loss............................        (0.07)
                                                                   ------
Total from investment operations............................        (0.03)
                                                                   ------
Less dividends from net investment income...................        (0.04)
                                                                   ------
Net asset value, end of period..............................      $  9.61
                                                                   ------
                                                                   ------
TOTAL INVESTMENT RETURN+....................................        (0.31)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.02%(2)
Net investment income.......................................         4.22%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $38
Portfolio turnover rate.....................................           98%

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                  THROUGH
                                                                 AUGUST 31,
                                                                   1997++
------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................      $  9.68
                                                                   ------

Net investment income.......................................         0.05

Net realized and unrealized loss............................        (0.09)
                                                                   ------

Total from investment operations............................        (0.04)
                                                                   ------

Less dividends from net investment income...................        (0.05)
                                                                   ------

Net asset value, end of period..............................      $  9.59
                                                                   ------
                                                                   ------

TOTAL INVESTMENT RETURN+....................................        (0.44)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.11%(2)

Net investment income.......................................         5.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $4,880

Portfolio turnover rate.....................................           98%

---------------------
 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERMEDIATE INCOME SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER INTERMEDIATE INCOME SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Intermediate Income Securities (the "Fund") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 10, 1997

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rochelle G. Siegel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
INTERMEDIATE
INCOME
SECURITIES



ANNUAL REPORT
AUGUST 31, 1997